Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Summary of Related Party Transactions

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	$	$	$	$
Vessel operating expenses - technical management fee (i)	(248)	—	(744)	—
Strategic and administrative service fees (ii)	(7,453)	(7,437)	(22,568)	(23,179)
Secondment fees (iii)	(95)	(21)	(337)	(120)
LNG service revenues (iv)	—	(150)	—	1,979
Technical management fee revenue (v)	169	169	507	596
Service revenues (vi)	3	100	12	317
(i)The cost of ship management services provided by a third party has been presented as vessel operating expenses on the Company's unaudited consolidated statements of (loss) income. The Company paid such third party technical management fees to the Manager in relation to certain former TIL vessels.
(ii)The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company’s unaudited consolidated statements of (loss) income. The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan) is set and paid by Teekay or such other subsidiaries. The Company compensates Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.
(iii)The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's unaudited consolidated statements of (loss) income.
(iv)In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by Teekay LNG Partners L.P., for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly-owned by Teekay LNG Partners L.P., has a 30% interest. The sub-contract ended in April 2019.
(v)The Company receives reimbursements from Teekay for the provision of technical management services. These reimbursements have been presented in general and administrative expenses on the Company's unaudited consolidated statements of (loss) income.
(vi)The Company recorded service revenues relating to Teekay Tanker Operations Limited's (or TTOL) administration of certain revenue sharing agreements and provision of certain commercial services to the counterparties in the agreements.